Financial results	12 Months Ended
Dec. 31, 2023
Financial Results
Financial results

Note 33 Financial results

The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Finance income	39,402,492	22,870,538	14,263,669
Finance costs	(77,023,048)	(75,930,875)	(35,660,493)
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Result as per adjustment units	(14,025,895)	1,198,565	2,529,298